Schedule of investments
Nomura Mid Cap Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.94%♣
Communication Services — 0.98%
Stubhub Holdings Class A †	2,632,532	$ 35,618,158
		35,618,158
Consumer Discretionary — 18.82%
Amer Sports †	983,536	36,735,070
Boot Barn Holdings †	212,839	37,559,698
Dutch Bros Class A †	764,366	46,794,486
Floor & Decor Holdings Class A †	1,070,653	65,192,061
Hilton Worldwide Holdings	163,294	46,906,201
On Holding Class A †	1,329,427	61,791,767
Planet Fitness Class A †	333,729	36,199,585
Pool	177,871	40,687,991
Royal Caribbean Cruises	532,935	148,646,230
SharkNinja †	474,024	53,043,286
Tapestry	443,506	56,666,762
Tractor Supply	1,163,687	58,195,987
		688,419,124
Consumer Staples — 1.39%
Casey's General Stores	91,870	50,777,468
		50,777,468
Financials — 8.75%
Brown & Brown	605,799	48,282,180
Corpay †	168,299	50,646,218
Houlihan Lokey	215,301	37,503,281
Kinsale Capital Group	116,605	45,606,548
LPL Financial Holdings	254,602	90,936,196
Toast Class A †	1,321,182	46,915,173
		319,889,596
Healthcare — 19.39%
Align Technology †	325,585	50,840,098
Alnylam Pharmaceuticals †	185,839	73,898,878
Ascendis Pharma ADR †	135,799	28,957,779
Bio-Techne	1,260,026	74,102,129
Edwards Lifesciences †	798,605	68,081,076
IDEXX Laboratories †	210,488	142,401,447
Insmed †	237,446	41,325,102
Insulet †	295,319	83,941,472
Ionis Pharmaceuticals †	663,542	52,492,807
Veeva Systems Class A †	221,113	49,359,055
Waystar Holding †	1,333,593	43,675,171
		709,075,014
Industrials — 22.81%
BWX Technologies	294,845	50,961,010
Construction Partners Class A †	134,345	14,583,150
Copart †	1,021,925	40,008,364
Fastenal	2,143,612	86,023,149
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Ferguson Enterprises	251,425	$ 55,974,748
Generac Holdings †	400,157	54,569,410
HEICO Class A	289,482	73,073,941
Howmet Aerospace	406,070	83,252,471
Kratos Defense & Security Solutions †	484,865	36,806,102
Lincoln Electric Holdings	310,440	74,393,842
Paylocity Holding †	346,486	52,839,115
Quanta Services	177,315	74,837,569
Rollins	1,064,409	63,885,828
SPX Technologies †	365,118	73,045,507
		834,254,206
Information Technology — 22.91%
Bentley Systems Class B	873,818	33,349,264
CDW	282,604	38,490,665
Cloudflare Class A †	529,742	104,438,635
Coherent †	273,205	50,425,447
Datadog Class A †	660,074	89,763,463
HubSpot †	130,870	52,518,131
Itron †	374,148	34,743,383
MACOM Technology Solutions Holdings †	383,042	65,607,434
Manhattan Associates †	291,236	50,474,111
Monolithic Power Systems	120,361	109,090,396
Novanta †	547,418	65,137,268
Snowflake Class A †	299,974	65,802,297
Tyler Technologies †	103,494	46,981,101
Zscaler †	138,566	31,166,265
		837,987,860
Materials — 1.99%
Martin Marietta Materials	116,992	72,846,239
		72,846,239
Real Estate — 2.90%
CoStar Group †	1,579,272	106,190,249
		106,190,249
Total Common Stocks (cost $2,826,571,757)		3,655,057,914

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,327,871	2,327,871
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,327,871	2,327,871
NQ- IV068 [1225] 0226 (5191660)    1

Schedule of investments
Nomura Mid Cap Growth Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,327,871	$ 2,327,871
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,327,871	2,327,871
Total Short-Term Investments (cost $9,311,484)		9,311,484

Total Value of Securities—100.19% (cost $2,835,883,241)		3,664,369,398
Liabilities Net of Receivables and Other Assets—(0.19%)		(7,039,806)
Net Assets Applicable to 146,692,458 Shares Outstanding—100.00%		$3,657,329,592

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV068 [1225] 0226 (5191660)